BUSINESS COMBINATIONS - Acquisition of L4 (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Feb. 15, 2020 USD ($)	Feb. 15, 2019 USD ($)	Feb. 15, 2018 USD ($)	Feb. 15, 2017 USD ($)	Nov. 14, 2016 USD ($)	May 23, 2016
Disclosure of detailed information about business combination [line items]
Number of employees									40
Total consideration paid net of cash and cash equivalents acquired	$ 4,137	$ 19,149	$ 16,584
Cash transferred	4,328	21,300	19,525
L4
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired								100.00%
Number of employees								90
Total consideration paid net of cash and cash equivalents acquired								$ 20,388
Cash transferred								11,000
Contingent consideration						$ 1,850	$ 990	$ 8,571
Gain on remeasurement of contingent consideration (note 27.10.1)	$ 1,848	$ 4,058	$ 0
Major business combination | L4
Disclosure of detailed information about business combination [line items]
Contingent consideration				$ 1,160	$ 1,160